Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Receivables

	Successor	Successor
	Dec 31, 2017	Dec 31, 2016
Current assets	€m	€m
Trade receivables	94.7	92.3
Prepayments and accrued income	10.1	8.0
Other receivables	19.7	26.1
Tax receivable	22.6	9.3
Total current trade and other receivables	147.1	135.7
Non-current assets
Other receivables	4.3	0.4
Total non-current trade and other receivables	4.3	0.4
Total trade and other receivables	151.4	136.1

Disclosure of Aging Trade Receivables
The ageing of trade receivables is detailed below:

	Gross	Impaired	Net
December 31, 2017	€m	€m	€m
Not past due	243.4	—	243.4
Past due less than 1 month	35.6	(0.7)	34.9
Past due 1 to 3 months	4.8	(0.3)	4.5
Past due 3 to 6 months	0.2	(0.2)	—
Past due more than 6 months	5.3	(4.9)	0.4
Sub-total	289.3	(6.1)	283.2
Reduction in trade-terms*			(188.5)
Total trade receivables			94.7
	Gross	Impaired	Net
December 31, 2016	€m	€m	€m
Not past due	229.4	—	229.4
Past due less than 1 month	9.8	(0.1)	9.7
Past due 1 to 3 months	0.9	(0.2)	0.7
Past due 3 to 6 months	0.9	(0.1)	0.8
Past due more than 6 months	6.3	(6.0)	0.3
Sub-total	247.3	(6.4)	240.9
Reduction in trade-terms*			(148.6)
Total trade receivables			92.3
* Refer to Note 4(a). Reduction in trade term amounts are primarily not past due.